Equity (Details)								12 Months Ended
		Jul. 11, 2025 $ / shares shares	Aug. 16, 2024 shares	Aug. 08, 2024 USD ($) $ / shares shares	Jun. 28, 2024 shares	Jun. 21, 2024 USD ($)	Jun. 21, 2024 HKD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	May 31, 2024 $ / shares shares
Equity [Line Items]
Ordinary share, shares authorized	[1]							625,000,000	625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]							$ 0.00008	$ 0.00008
Ordinary shares, issued	[1]							12,500,000	12,500,000
Additional share issued					925
Share capital value (in Dollars) | $	[1]							$ 1,000	$ 1,000
Ordinary share, shares outstanding	[1]							12,500,000	12,500,000
Transfer of shares								5,000,000
Subsequent Event [Member]
Equity [Line Items]
Ordinary share, shares authorized		625,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00008
Ordinary shares, issued		100,000,000
Ordinary share, shares outstanding		12,500,000
Ordinary shares existing		5,000,000,000
Quality Corporate Services Ltd [Member]
Equity [Line Items]
Ordinary shares, issued										1
Star Blessings Limited [Member]
Equity [Line Items]
Ordinary shares, issued				92,500,000
Additional share issued					924
Ordinary share, shares outstanding				92,500,000
Star Blessings Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Transfer of shares		10,387,500
Mr. Cheung Po LUI [Member]
Equity [Line Items]
Ordinary shares, issued				5,000,000
Additional share issued					50
Ordinary share, shares outstanding				5,000,000
Transfer of shares								83,100,000
Mr. Cheung Po LUI [Member] | Subsequent Event [Member]
Equity [Line Items]
Transfer of shares		625,000
Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary shares, issued				2,500,000
Additional share issued					25
Ordinary share, shares outstanding				2,500,000
Transfer of shares								2,500,000
Mr. Po TSUI [Member] | Subsequent Event [Member]
Equity [Line Items]
Transfer of shares		312,500
Accolade Consultants Limited [Member]
Equity [Line Items]
Cash consideration						$ 837,934	$ 6,531,673
Accolade Corporate Services Limited [Member]
Equity [Line Items]
Cash consideration						1,124,201	$ 8,768,765
Starry Prospect Limited [Member]
Equity [Line Items]
Cash consideration | $						121,954
Accolade IP (SG) Pte. Ltd [Member]
Equity [Line Items]
Cash consideration | $						$ 90,457
Mr. Cheung Po LUI, and Mr. Po TSUI [Member]
Equity [Line Items]
Ordinary share, shares authorized				5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001
Stock split				100,000
Share capital value (in Dollars) | $				$ 50,000
Forever Peak Holdings Limited [Member]
Equity [Line Items]
Transfer of shares			4,900,000					4,900,000
Forever Peak Holdings Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Transfer of shares		612,500
River Wise Holdings Limited [Member]
Equity [Line Items]
Transfer of shares			4,500,000					4,500,000
River Wise Holdings Limited [Member] | Subsequent Event [Member]
Equity [Line Items]
Transfer of shares		562,500
Unissued Ordinary Shares [Member] | Subsequent Event [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.00001
Ordinary Shares [Member]
Equity [Line Items]
Ordinary share, shares authorized										5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.00001
Ordinary shares, issued				100,000,000
Ordinary share, shares outstanding				100,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)